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                           COLUMBIA FUNDS SERIES TRUST
                          Columbia Large Cap Core Fund
                                   (THE FUND)

       SUPPLEMENT DATED MAY 31, 2007 THE PROSPECTUSES DATED AUGUST 1, 2006

     Effectively immediately, the prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     - Brian Condon has co-managed the Fund since July 2004, and has been with affiliated with the Advisor since 1999.
     - Craig Leopold has co-managed the Fund since July 2004, has been with affiliated with the Advisor since 2003.
     - George Maris has co-managed the Fund since December 2004, and has been with affiliated with the Advisor since 2004.
     - Robert McConnaughey has co-managed the Fund since July 2004, and has been with affiliated with the Advisor since 2002.
     - Colin Moore has co-managed the Fund since July 2004, and has been with affiliated with the Advisor since 2002.
     - Peter Santoro has co-managed the Fund since July 2004, and has been with affiliated with the Advisor since 2003.